Trade and Other Receivables - Additional Information (Detail)	Jun. 30, 2022	Jun. 30, 2021
Later than three months | Credit risk
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	8000.00%	5000.00%
OEM and Distributor Partners | Customer One
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	29.00%	37.00%
OEM and Distributor Partners | Customer Two
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	19.00%	26.00%
OEM and Distributor Partners | Customer Three
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	13.00%	20.00%